Accounts Receivable and Other Receivables - Additional Information (Detail) - Non Accrual [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018
Accounts Receivables [Line Items]
Payment period of term loan	Revolving lines of credit and /or installment plans under which the payment terms exceed one year.
Outstanding amount of receivables	$ 1.3	$ 0.4